SCHWAB STRATEGIC TRUST
(the Trust)
Schwab 1000 Index® ETF
Schwab® International Equity ETF
Schwab® International Small-Cap Equity ETF
Schwab® Emerging Markets Equity ETF
(each, a fund and collectively, the funds)
Supplement dated June 9, 2025, to each fund’s currently effective
Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Summary Prospectuses, Statutory Prospectuses, and SAI and should be read in conjunction with these documents.
At a meeting held on June 5, 2025, the Board of Trustees of the Trust approved a reduction of the funds’ management fees. These changes, which are summarized below, will be effective on June 10, 2025.
Fund	Current Management Fee	New Management Fee
Schwab 1000 Index ETF	0.05%	0.03%
Schwab International Equity ETF	0.06%	0.03%
Schwab International Small-Cap Equity ETF	0.11%	0.08%
Schwab Emerging Markets Equity ETF	0.11%	0.07%
Accordingly, the following changes are made to each fund’s Summary Prospectus, Statutory Prospectus, and SAI:
(1)
Schwab 1000 Index ETF
Summary Prospectus and Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03
(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39
(2)
Schwab International Equity ETF
Summary Prospectus and Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03
(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

(3)
Schwab International Small-Cap Equity ETF
Summary Prospectus and Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.08
Other expenses	None
Total annual fund operating expenses	0.08
(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103
(4)
Schwab Emerging Markets Equity ETF
Summary Prospectus and Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.07
Other expenses	None
Total annual fund operating expenses	0.07
(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90
(5)
SAI – Under the “Advisory Agreement” header in the “INVESTMENT ADVISORY AND OTHER SERVICES” section: The table following the third paragraph is revised to reflect the reduction of the management fee applicable to the following funds:
Fund	Fee
Schwab 1000 Index ETF	0.03%(1)
Schwab International Equity ETF	0.03%(2)
Schwab International Small-Cap Equity ETF	0.08%(3)
Schwab Emerging Markets Equity ETF	0.07%(4)
(1)
Effective June 10, 2025, the management fee of the fund was reduced from 0.05% to 0.03%.

(2)
Effective June 10, 2025, the management fee of the fund was reduced from 0.06% to 0.03%.

(3)
Effective June 10, 2025, the management fee of the fund was reduced from 0.11% to 0.08%.

(4)
Effective June 10, 2025, the management fee of the fund was reduced from 0.11% to 0.07%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG127975-00 (06/25)
00315395